Commitments and Contingencies (Details) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description			The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Additional fee paid	$ 500,000	$ 500,000
Deferred underwriting commissions	$ 875,000	$ 875,000
Description of deferred fees		The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination.
Business combination, term		2 years	2 years
Defer legal fees			$ 250,000
Deferred legal fees			$ 5,000,000.0
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional shares (in Shares)		5,250,000	5,250,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional shares (in Shares)	2,500,000
Underwriting agreement, description		The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Xos, Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Rent expense			$ 279,000	$ 58,000	$ 234,000